Discontinued Operation - Schedule of Assets and Liabilities from Discontinued Operations (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current
Total current assets		$ 133,601
Long-term
Total long-term assets		176,051
Current
Total current liabilities		44,628
Long-term
Total long-term liabilities		30,183
Wells [Member]
Current
Cash and cash equivalents	$ 3,000	3,000
Accounts receivable, net	60,100	75,700
Inventories	45,500	50,400
Deferred tax assets	2,000	3,900
Other current assets	1,200	600
Total current assets	111,800	133,600
Long-term
Property, plant and equipment, net	33,700	30,400
Goodwill	89,000	89,000
Other intangible assets, net	54,500	56,700
Other longer term assets	100
Total long-term assets	177,300	176,100
Total assets	289,100	309,700
Current
Accounts payable	20,000	31,700
Current maturities of long-term debt	100	100
Product returns liability	1,500	1,900
Accrued expenses and other current liabilities	10,300	10,900
Total current liabilities	31,900	44,600
Long-term
Long-term debt, less current maturities	200	200
Pension and other post-retirement liabilities	7,500	7,400
Deferred tax liabilities	21,500	22,600
Total long-term liabilities	29,200	30,200
Total liabilities	$ 61,100	$ 74,800